Share Based Payment Arrangements - Summary of Information about Stock Options Outstanding and Exercisable (Details) - Stock Options - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	54,000	278,000	790,000
Weighted average remaining contractual life (in years)	8 months 12 days
Number of options, Options exercisable	54,000	278,000
Exercise Price 30.71
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	35,000
Weighted average remaining contractual life (in years)	2 months 12 days
Exercise Price 40.41
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	19,000
Weighted average remaining contractual life (in years)	1 year 7 months 6 days